LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	December 31,
	2020	2019
	(In thousands)
3.875% ANGI Group Senior Notes due August 15, 2028 ("ANGI Group Senior Notes"); interest payable each February 15 and August 15, commencing February 15, 2021	$500,000	$—
ANGI Group Term Loan due November 5, 2023 ("ANGI Group Term Loan")	220,000	247,500
Total long-term debt	720,000	247,500
Less: current portion of ANGI Group Term Loan	—	13,750
Less: unamortized debt issuance costs	7,723	1,804
Total long-term debt, net	$712,277	$231,946

Schedule of Debt Instrument Redemption	Thereafter, these notes may be redeemed at the redemption prices set forth below, plus accrued and unpaid interest thereon, if any, to the applicable redemption date, if redeemed during the twelve-month period beginning on August 15 of the years indicated below:

Year	Percentage
2023	101.938%
2024	100.969%
2025 and thereafter	100.000%

Schedule of Aggregate Contractual Maturities of Long-term Debt
Long-term Debt Maturities:
Long-term debt maturities as of December 31, 2020 are summarized in the table below:

Years Ending December 31,	(In thousands)
2022	$27,500
2023	192,500
2028	500,000
Total	720,000
Less: unamortized debt issuance costs	7,723
Total long-term debt, net	$712,277